Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	337 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%	9.16%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Lipper Multi-Cap Growth Funds Index(reflects no deduction for taxes)
Average Annual Return, Percent			16.52%	9.22%	14.27%	8.86%
Chase Growth Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		20.63%	15.39%	14.08%	9.67%
Performance Inception Date	[1]	Dec. 02, 1997
Chase Growth Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		17.84%	12.28%	11.24%	7.91%
Chase Growth Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		13.54%	11.56%	10.74%	7.73%
Chase Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		20.68%	15.50%	14.20%	9.80%
Performance Inception Date	[1]	Jan. 29, 2007

[1]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.